Note 12 - Financial Instruments (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Credit Derivative, Maximum Exposure, Undiscounted	$ 1,888,000	$ 857,000